UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        July 15, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $215,485
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE
                                  OF                  VALUE      SHRS OR            INVESTMENT          VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP     (X$1000)   PRN AMT    SH/ PRN DISCRETIONSOLE      SHARED  NONE
UNION PACIFIC CORPORATION            COM    907818108       9,846     94,306   SH      SOLE                       94,306
EXXON MOBIL CORPORATION              COM    30231G102       9,588    117,812   SH      SOLE                      117,812
CATERPILLAR TRACTOR CO               COM    149123101       9,496     89,200   SH      SOLE                       89,200
INTERNATIONAL BUSINESS MACHINE       COM    459200101       8,629     50,300   SH      SOLE                       50,300
BHP BILLITON LTD - SPON ADR          ADR    088606108       8,592     90,800   SH      SOLE                       90,800
ORACLE CORP                          COM    68389X105       8,030    244,000   SH      SOLE                      244,000
SCHLUMBERGER LTD                     COM    806857108       8,009     92,700   SH      SOLE                       92,700
PEPSICO INCORPORATED                 COM    713448108       7,585    107,700   SH      SOLE                      107,700
WAL-MART STORES                      COM    931142103       6,925    130,324   SH      SOLE                      130,324
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206       6,544     92,000   SH      SOLE                       92,000
PHILIP MORRIS INTERNATIONAL          COM    718172109       6,109     91,500   SH      SOLE                       91,500
BERKSHIRE HATHAWAY                   COM    084670108       6,037         52   SH      SOLE                           52
PROCTER & GAMBLE CO                  COM    742718109       5,639     88,700   SH      SOLE                       88,700
INTEL CORP                           COM    458140100       5,442    245,600   SH      SOLE                      245,600
AMERICAN EXPRESS COMPANY             COM    025816109       4,896     94,700   SH      SOLE                       94,700
AMETEK INC                           COM    031100100       4,818    107,300   SH      SOLE                      107,300
COVIDIEN LTD                         COM    G2554F105       4,812     90,400   SH      SOLE                       90,400
3M COMPANY                           COM    88579Y101       4,743     50,000   SH      SOLE                       50,000
GENERAL ELECTRIC COMPANY             COM    369604103       4,310    228,500   SH      SOLE                      228,500
EMERSON ELECTRIC CO                  COM    291011104       4,269     75,900   SH      SOLE                       75,900
ABBOTT LABS                          COM    002824100       4,194     79,700   SH      SOLE                       79,700
MEAD JOHNSON NUTRITION CO            COM    582839106       4,161     61,600   SH      SOLE                       61,600
ILLINOIS TOOL WORKS                  COM    452308109       3,728     66,000   SH      SOLE                       66,000
JM SMUCKER CO                        COM    832696405       3,539     46,300   SH      SOLE                       46,300
MEDCO HEALTH SOLUTIONS INC           COM    58405U102       3,516     62,200   SH      SOLE                       62,200
CME GROUP INC                        COM    12572Q105       3,324     11,400   SH      SOLE                       11,400
YUM BRANDS INC                       COM    988498101       3,071     55,600   SH      SOLE                       55,600
HOSPIRA INC                          COM    441060100       3,054     53,900   SH      SOLE                       53,900
ENBRIDGE INC.                        COM    29250N105       3,051     94,000   SH      SOLE                       94,000
AVON PRODUCTS                        COM    054303102       3,016    107,700   SH      SOLE                      107,700
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406       3,002     60,500   SH      SOLE                       60,500
PRAXAIR INC                          COM    74005P104       2,916     26,900   SH      SOLE                       26,900
LOWE'S CORP                          COM    548661107       2,890    124,000   SH      SOLE                      124,000
BP P.L.C.                            COM    055622104       2,838     64,082   SH      SOLE                       64,082
FRANKLIN RESOURCES                   COM    354613101       2,796     21,300   SH      SOLE                       21,300
VISA INC/A                           COM    92826C839       2,688     31,900   SH      SOLE                       31,900
CISCO SYSTEMS INC                    COM    17275R102       2,666    170,800   SH      SOLE                      170,800
MERCK & CO.                          COM    58933Y105       2,544     72,100   SH      SOLE                       72,100
HEWLETT-PACKARD CO.                  COM    428236103       2,541     69,800   SH      SOLE                       69,800
KOHL'S CORP                          COM    500255104       2,480     49,600   SH      SOLE                       49,600
PFIZER INC                           COM    717081103       2,470    119,900   SH      SOLE                      119,900
ENBRIDGE ENERGY MANAGEMENT LLC       COM    29250X103       2,410     78,002   SH      SOLE                       78,002
TARGET CORP                          COM    87612E106       2,144     45,700   SH      SOLE                       45,700
TEVA PHARMACEUTICAL INDUSTRIES LTD   COM    881624209       1,934     40,100   SH      SOLE                       40,100
ENSCO PLC                            COM    29358Q109       1,583     29,700   SH      SOLE                       29,700
VERISK ANALYTICS INC - CLASS A       COM    92345Y106       1,503     43,400   SH      SOLE                       43,400
ITC HOLDINGS CORP                    COM    465685105       1,486     20,700   SH      SOLE                       20,700
WEATHERFORD INTERNATIONAL            COM    H27013103       1,369     73,000   SH      SOLE                       73,000
FLOWSERVE CORP                       COM    34354P105       1,297     11,800   SH      SOLE                       11,800
ALERE INC                            COM    01449J105         970     26,500   SH      SOLE                       26,500
NALCO HOLDINGS CO                    COM    62985Q101         818     29,400   SH      SOLE                       29,400
DEVRY INC                            COM    251893103         612     10,350   SH      SOLE                       10,350
ITRON INC                            COM    465741106         554     11,500   SH      SOLE                       11,500


GRAND TOTAL                                               215,485  4,051,228

